SCHEDULE I FINANCIAL INFORMATION FOR PARENT COMPANY (Details) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2013 Parent Company USD ($)	Dec. 31, 2013 Parent Company CNY	Dec. 31, 2012 Parent Company USD ($)	Dec. 31, 2012 Parent Company CNY	Dec. 31, 2011 Parent Company CNY	Dec. 31, 2010 Parent Company CNY
Current assets:
Cash and cash equivalents	$ 65,652	397,435	$ 74,309	449,844	781,601	1,060,067	$ 10,107	61,182	$ 3,792	22,953	45,069	39,898
Other current assets	19,323	116,979		83,058			601	3,639		3,374
Total current assets	172,190	1,042,388		996,906			10,708	64,821		26,327
Other assets	30,397	184,013		133,536			52	314		471
Investment in subsidiaries							455,974	2,760,330		2,442,597
Total assets	856,510	5,185,052		4,330,187			466,734	2,825,465		2,469,395
Current liabilities:
Deferred revenue	49,108	297,284		200,515			240	1,451		1,496
Accrued expenses and other current liabilities	41,163	249,185		187,380			1,305	7,898		840
Total current liabilities	231,729	1,402,809		1,154,642			1,545	9,349		2,336
Deferred revenue	19,627	118,818		99,800			60	363		1,870
Total liabilities	389,392	2,357,261		1,839,622			1,605	9,712		4,206
Equity:
Ordinary shares (US$0.0001 par value per share; 8,000,000,000 shares authorized; 244,494,095 and 247,551,999 shares issued and outstanding as of December 31, 2012 and 2013, respectively)	30	182		180			30	182		180
Additional paid-in capital	382,424	2,315,083		2,243,403			382,424	2,315,083		2,243,403
Retained earnings	89,181	539,872		260,014			89,181	539,872		260,014
Accumulated other comprehensive loss	(6,506)	(39,384)		(38,408)			(6,506)	(39,384)		(38,408)
Total China Lodging Group, Limited shareholders' equity	465,129	2,815,753		2,465,189			465,129	2,815,753		2,465,189
Total liabilities and equity	$ 856,510	5,185,052		4,330,187			$ 466,734	2,825,465		2,469,395